Borrowings - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
BORROWINGS [Abstract]
June 30, 2018	$ 31,289
June 30, 2019	400,167
June 30, 2020	66,853
June 30, 2021	32,420
June 30, 2022	1,098,579
June 30, 2023 and thereafter	38,748
Total	$ 1,668,056	$ 1,675,415